Lease - Additional information (Detail)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Leases, Operating [Abstract]
Rental costs under operating leases	¥ 33,525,924	$ 5,138,073	¥ 30,856,490	¥ 66,600,515